Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	BNY Mellon Absolute Insight Funds, Inc.
Entity Central Index Key	0001635295
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 25, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
BNY Mellon Broad Opportunities Fund | Class Y
Prospectus:
Trading Symbol	DIOYX
BNY Mellon Broad Opportunities Fund | Class I
Prospectus:
Trading Symbol	DIOIX
BNY Mellon Broad Opportunities Fund | Class C
Prospectus:
Trading Symbol	DIOCX
BNY Mellon Broad Opportunities Fund | Class A
Prospectus:
Trading Symbol	DIOAX